Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 800,623,614.00
Previously Paid Amount	0.00
Total Fee Amount	110,566.12
Total Offset Amount	0.00
Net Fee	$ 110,566.12